STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
May 31, 2023
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following is an analysis of the stock option activity under the Plan:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2021	169,200	$3.94
Granted	25,500	7.01
Exercised	-	-
Expired or forfeited	(5,250)	7.01
Outstanding May 31, 2022	189,450	$4.16
Granted	372,000	7.01
Exercised	-	-
Expired or forfeited	(4,000)	7.01
Outstanding May 31, 2023	557,450	$6.04	7.7 years
Exercisable May 31, 2023	217,700	$4.53	5.4 years

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS
	2023	2022
Expected term in years	10	10
Expected volatility	81%	84%
Risk-free interest rate	3.1%	1.8%
Expected dividend yield	0%	0%

SCHEDULE OF WARRANT ACTIVITY

The following is an analysis of warrant activity (See Note 7):

	Number	Exercise Price	Grant Date Fair Value	Remaining Life
Outstanding May 31, 2021	29,336	$5.87	$4.57	3.4 years
Granted	0
Outstanding May 31, 2022	29,336	$5.87	$4.57	2.4 years
Granted	0
Outstanding May 31, 2023	29,336	$5.87	$4.57	1.4 years